Income Tax (Tables)	4 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets
December 31, 2020
Deferred tax assets
Net operating loss carryforward	$36,315
Unrealized loss on marketable securities held in Trust Account	1,837
Total deferred tax assets	38,152
Valuation Allowance	(38,152)
Deferred tax assets, net of allowance	$—

Schedule of Effective Income Tax Rate Reconciliation
As of December 31, 2020
Federal
Current	$—
Deferred	(38,152)

State and Local
Current	—
Deferred	—
Change in valuation allowance	38,152

Income tax provision	$—

Schedule of Effective Income Tax Rate Reconciliation
December 31, 2020
Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liability	(18.7)%
Valuation allowance	(2.3)%
Income tax provision	0.0%